UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-3207

GENERAL MONEY MARKET FUND, INC.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	11/30
Date of reporting period:	2/28/07

FORM N-Q

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS
General Money Market Fund, Inc.
February 28, 2007 (Unaudited)

Negotiable Bank Certificates of Deposit--40.8%	Principal Amount ($)	Value ($)

Abbey National Treasury Services PLC (Yankee)
5.32%, 6/11/07	200,000,000	199,997,913
Alliance & Leicester PLC (London)
5.32%, 6/22/07	125,000,000	125,000,000
Banco Bilbao Vizcaya Argentaria, S.A. (Yankee)
5.39%, 3/20/07	100,000,000	100,000,000
Bank of America N.A.
5.32%, 3/21/07	200,000,000 a	200,000,000
Bank of Tokyo-Mitsubishi Ltd. (Yankee)
5.32%, 6/11/07	300,000,000	300,000,000
Barclays Bank PLC (Yankee)
5.25%, 6/8/07	170,000,000	170,000,000
Bayerische Hypo-und Vereinsbank AG (Yankee)
5.31% - 5.32%, 5/8/07 - 6/11/07	400,000,000	400,000,000
Calyon (Yankee)
5.31% - 5.33%, 3/1/07 - 5/10/07	400,000,000	400,000,000
Credit Agricole (London)
5.33%, 7/11/07	50,000,000	49,998,074
Credit Suisse (Yankee)
5.30%, 4/4/07	10,000,000	10,000,000
DEPFA BANK PLC (Yankee)
5.31% - 5.32%, 3/1/07	370,000,000 b	370,000,000
Fortis Bank (Yankee)
5.32%, 7/23/07	269,000,000	269,000,000
HBOS Treasury Services PLC (London)
5.31%, 4/10/07	100,000,000	100,000,000
HSH Nordbank AG (London) (Yankee)
5.33% - 5.35%, 5/9/07 - 7/26/07	460,000,000 b	460,003,976
Landesbank Hessen-Thuringen Girozentrale (London)
5.35%, 4/16/07	400,000,000	400,000,000
Toronto Dominion Bank (Yankee)
5.33%, 5/10/07	260,000,000	260,000,000
UniCredito Italiano Bank PLC (Yankee)
5.34%, 8/27/07	75,000,000 b	75,000,000
Union Bank of California, N.A.
5.32%, 5/21/07	70,000,000	69,999,223
Washington Mutual Bank
5.33%, 5/1/07	30,000,000	29,999,687
Wilmington Trust Co., DE
5.32% - 5.33%, 6/7/07 - 7/20/07	119,000,000	119,001,768
Total Negotiable Bank Certificates of Deposit
(cost $4,108,000,641)		4,108,000,641
Commercial Paper--43.2%

Abbey National North America LLC
5.32%, 3/1/07	100,000,000	100,000,000
Amstel Funding Corp.

5.38%, 3/20/07	145,185,000 b	144,783,483
Aquinas Funding LLC
5.38%, 3/19/07	25,000,000 b	24,934,500
ASB Finance Ltd.
5.31%, 3/1/07 - 4/2/07	75,000,000 b	74,767,111
Atlantis One Funding Corp.
5.33% - 5.37%, 3/21/07 - 8/21/07	238,000,000 b	232,896,617
Bank of America Corp.
5.27% - 5.32%, 5/7/07 - 6/7/07	250,000,000	246,675,576
Bear Stearns Cos. Inc.
5.33%, 3/30/07	170,000,000	169,289,258
Beta Finance Inc.
5.38%, 3/21/07	86,000,000 b	85,749,883
BNP Paribas Finance Inc.
5.25%, 6/6/07	80,000,000	78,897,433
Citigroup Funding Inc.
5.32% - 5.34%, 3/1/07 - 5/14/07	431,000,000	429,634,793
Concord Minutemen Capital Co. LLC
5.33% - 5.37%, 3/16/07 - 7/12/07	336,143,000 b	332,520,992
CRC Funding LLC
5.31%, 5/22/07	75,000,000 b	74,105,687
Crown Point Capital Co. LLC
5.34% - 5.37%, 3/16/07 - 7/11/07	301,772,000 b	297,125,544
Cullinan Finance Ltd.
5.33% - 5.38%, 3/13/07 - 3/22/07	200,045,000 b	199,538,679
Deutsche Bank Financial LLC
5.33%, 3/1/07	100,000,000	100,000,000
FCAR Owner Trust, Ser. I
5.32% - 5.38%, 3/19/07 - 5/8/07	139,000,000	138,292,877
FCAR Owner Trust, Ser. II
5.37%, 4/27/07	30,000,000	29,751,100
Gemini Securitization Corp., LLC
5.31%, 5/16/07	65,000,000 b	64,280,956
Grampian Funding Ltd.
5.31%, 3/27/07	30,000,000 b	29,887,767
Harrier Finance Funding Ltd.
5.38%, 3/20/07 - 3/21/07	137,300,000 b	136,906,110
HSBC Bank USA N.A.
5.33%, 5/7/07	34,751,000	34,415,334
Lexington Parker Capital Co. LLC
5.31%, 4/4/07	142,011,000 b	141,308,203
Liquid Funding Ltd.
5.32%, 5/16/07	50,000,000 b	49,446,361
Premier Asset Collateralized Entity LLC
5.34%, 7/16/07	50,000,000 b	49,010,556
Raiffeisen Zentralbank Oesterreich
5.33%, 4/3/07	260,000,000	258,763,050
Sigma Finance Inc.
5.29% - 5.31%, 4/3/07 - 6/26/07	234,000,000 b	231,255,067
Simba Funding Corp.
5.31%, 3/1/07 - 5/21/07	149,338,000 b	148,815,361
Societe Generale N.A. Inc.

5.25% - 5.32%, 3/29/07 - 6/6/07	220,000,000	217,163,006
Solitaire Funding Ltd.
5.31%, 5/21/07	223,338,000 b	220,704,845
Total Commercial Paper
(cost $4,340,920,149)		4,340,920,149
Corporate Notes--15.6%

Banco Bilbao Vizcaya Argentaria, S.A.
5.31%, 3/21/07	80,000,000 a	79,997,326
Commonwealth Bank of Australia
5.32%, 3/26/07	45,000,000 a	45,000,000
Cullinan Finance Ltd.
5.32%, 10/25/07	170,000,000 a,b	169,983,661
Fifth Third Bancorp
5.32%, 3/23/07	100,000,000 a,b	100,000,000
Harrier Finance Funding Ltd.
5.32%, 2/27/08	195,000,000 a,b	194,985,455
Morgan Stanley
5.36%, 3/5/07	100,000,000 a	100,000,000
Nordea Bank Finland PLC
5.30%, 3/20/07	200,000,000 a	199,997,928
Premier Asset Collateralized Entity LLC
5.33%, 4/25/07	75,000,000 a,b	74,995,110
Royal Bank of Scotland PLC
5.31%, 3/21/07	210,000,000 a	210,000,000
Societe Generale
5.39%, 3/2/07	195,000,000 a	195,000,000
Wells Fargo & Co.
5.31%, 3/5/07	100,000,000 a	100,000,000
Westpac Banking Corp.
5.31%, 3/16/07	100,000,000 a	100,000,000
Total Corporate Notes
(cost $1,569,959,480)		1,569,959,480
Time Deposits--1.6%

Abbey National Treasury Services PLC
5.34%, 3/1/07	120,000,000	120,000,000
State Street Bank and Trust Co., Boston, MA (Grand Cayman)
5.40%, 3/1/07	43,000,000	43,000,000
Total Time Deposits
(cost $163,000,000)		163,000,000
Total Investments (cost $10,181,880,270)	101.2%	10,181,880,270
Liabilities, Less Cash and Receivables	(1.2%)	(117,395,014)
Net Assets	100.0%	10,064,485,256

a Variable rate security--interest rate subject to periodic change.
b Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2007, these securities amounted to $3,983,005,924, or 39.6% of net assets.
Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

GENERAL MONEY MARKET FUND, INC.

By:	/s/ J. David Officer
J. David Officer
President

Date:	April 25, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of
1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	April 25, 2007

By:	/s/ J. David Officer
James Windels
Treasurer

Date:	April 25, 2007

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)